Other non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other non-current assets
Deposits	¥ 1,836	$ 266	¥ 7,094
Loans receivables	9,795	1,420	13,551
Long-term prepayments to a supplier	62,663	9,085	71,353
Receivables for disposal of subsidiaries	6,373	924
Others	10,424	1,512	113
Total	¥ 91,091	$ 13,207	¥ 92,111